N-2 - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cover [Abstract]
Entity Central Index Key		0001918767
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		Constitution Capital Access Fund, LLC
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Period November 1, 2022* through March 31, 2023
Per Share Operating Performance[1]:
Net Asset Value per share, beginning of period/year	$11.15	$10.61	$10.09
Activity from investment operations:
Net investment income/(loss)	(0.15)	(0.14)	0.01
Net realized and unrealized gain/(loss) on investments	1.03	1.19	0.51
Total from investment operations	0.88	1.05	0.52

Distributions to shareholders
Net investment income	—	(0.09)	—
Net realized gains	(0.66)	(0.42)	—
Total distributions to shareholders	(0.66)	(0.51)	—

Net Asset Value per share, end of period/year	$11.37[8]	$11.15[8]	$10.61[8]

Net Assets, end of period/year	$137,919	$103,890	$11

Ratios to average net assets[2]:
Net investment income/(loss)[3]	(1.33)%	(3.06)%	(1.38)%

Gross expenses before waivers[4]	3.90%	4.17%	3.23%
Waivers of Investment management fees and Incentive fees[5]	(2.04)%	(1.82)%	(1.71)%
Net expenses[5,6]	1.86%	2.35%	1.52%

Total Return[7]	7.96%[8]	10.01%[8]	5.19%[8]

Portfolio turnover rate	1%	2%	0%[10]

Senior Securities
Total borrowings (000s)	$58,551	$37,301	$37,200
Asset coverage per $1,000 unit of senior indebtedness[9]	$13,129	$18,296	$17,014

*    Commencement of offering of Class D shares.

[1] Per share data is computed using the average shares method.

[2] Net investment loss and net expenses have been annualized for any periods less than one year, except for any non-recurring expenses which are not annualized. Expenses do not include expenses from Private Assets in which the Fund invests.

[3] Recognition of net investment income by the Fund is affected by the timing of the declaration of distributions by the Private Assets in which the Fund invests. Ratios do not include net investment income/(loss) of the Private Assets in which the Fund invests.

4    If Incentive Fees had been excluded, the expense ratios would have decreased by 0.75%, 0.98% and 0.51% for years ended March 31, 2025 and 2024, and the period from November 1, 2022 through March 31, 2023, respectively.

[5] Includes an annualized voluntary waiver of Investment Management fees by the Adviser of 0.13%, 0.84% and 1.20% for the years ended March 31, 2025 and 2024, and the period from November 1, 2022 through March 31, 2023, respectively.

6    If interest expenses had been excluded, the expense ratios would have decreased by 0.60%, 0.72% and 0.62% for the years ended March 31, 2025 and 2024, and the period from November 1, 2022 through March 31, 2023, respectively.

[7] Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown are not annualized for periods less than a year and exclude the effect of applicable sales charges.

[8] Includes adjustments in accordance with US GAAP and accordingly, the returns and per unit net asset value for financial reporting may differ from the returns and per unit net asset value used for shareholder transactions.

[9] Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

[10] Not annualized.

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Period October 1, 2022* through March 31, 2023
Per Share Operating Performance[1]:
Net Asset Value per share, beginning of period/year	$11.16	$10.61	$10.00
Activity from investment operations:
Net investment income/(loss)	(0.12)	(0.11)	(0.02)
Net realized and unrealized gain/(loss) on investments	1.03	1.18	0.63
Total from investment operations	0.91	1.07	0.61

Distributions to shareholders
Net investment income	—	(0.10)	—
Net realized gains	(0.66)	(0.42)	—
Total distributions to shareholders	(0.66)	(0.52)	—

Net Asset Value per share, end of period/year	$11.41[8]	$11.16[8]	$10.61[8]

Net Assets, end of period/year	$710,038,308	$645,072,698	$595,739,269

Ratios to average net assets[2]:
Net investment income/(loss)[3]	(1.07)%	(2.79)%	(2.10)%

Gross expenses before waivers[4]	3.64%	3.90%	3.64%
Waivers of Investment management fees and Incentive fees[5]	(2.04)%	(1.82)%	(1.88)%
Net expenses[5,6]	1.60%	2.08%	1.76%

Total Return[7]	8.22%[8]	10.24%[8]	6.10%[8]

Portfolio turnover rate	1%	2%	0%[10]

Senior Securities
Total borrowings (000s)	$58,551	$37,301	$37,200
Asset coverage per $1,000 unit of senior indebtedness[9]	$13,129	$18,296	$17,014

*    The Fund commenced operations on October 1, 2022 following reorganization of U/C Seed Partnership Fund, L.P. which was effective as of close of business on September 30, 2022, see Note 1 in the accompanying notes to Consolidated Financial Statements.

[1] Per share data is computed using the average shares method.

[2] Net investment loss and net expenses have been annualized for any periods less than one year, except for any non-recurring expenses which are not annualized. Expenses do not include expenses from Private Assets in which the Fund invests.

[3] Recognition of net investment income by the Fund is affected by the timing of the declaration of distributions by the Private Assets in which the Fund invests. Ratios do not include net investment income/(loss) of the Private Assets in which the Fund invests.

4    If Incentive Fees had been excluded, the expense ratios would have decreased by 0.75%, 0.98% and 0.51% for years ended March 31, 2025 and 2024, and the period from October 1, 2022 through March 31, 2023, respectively.

[5] Includes an annualized voluntary waiver of Investment Management fees by the Adviser of 0.13%, 0.84% and 1.28% for the years ended March 31, 2025 and 2024, and the period from October 1, 2022 through March 31, 2023, respectively.

6    If interest expenses had been excluded, the expense ratios would have decreased by 0.60%, 0.72% and 0.62% for the years ended March 31, 2025 and 2024, and the period from October 1, 2022 through March 31, 2023, respectively.

[7] Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown are not annualized for periods less than a year and exclude the effect of applicable sales charges.

[8] Includes adjustments in accordance with US GAAP and accordingly, the returns and per unit net asset value for financial reporting may differ from the returns and per unit net asset value used for shareholder transactions.

[9] Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

[10] Not annualized.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Constitution Capital Access Fund, LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified closed-end management investment company. The Fund was organized on March 3, 2022 and commenced operations on October 1, 2022 (the “Commencement of Operations”). Constitution Capital PM, LP serves as the investment adviser (the “Adviser”) of the Fund. The Adviser is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended.

Simultaneous with the Commencement of Operations, the U/C Seed Partnership Fund, L.P. (the “Predecessor Fund”), reorganized and transferred substantially all its portfolio securities into the Fund with a transfer value policy election to use fair market value as opening cost for a non-taxable transaction.

The Fund’s investment objective is to generate long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a broad portfolio of investments in private assets (collectively, “Private Assets”) that the Adviser believes provide attractive risk-adjusted return potential. The Fund’s investments include (i) direct investments and co-investments in the equity or debt of operating companies (“Direct Equity Investments” or “Direct Credit Investments,” respectively, and together, “Direct Investments”); (ii) primary commitments to new private equity or other closed-end private funds and purchases of existing interests of private equity or other closed-end private funds that are acquired on the secondary market (“Primary Investments” and “Secondary Investments”, respectively, and together, “Investment Funds”), which are managed by third-party managers (“Investment Fund Managers”); (iii) direct or secondary purchases of liquid credit instruments; (iv) other liquid investments (i.e. strategies with a higher liquidity profile than direct investments or investments in funds, including listed private equity) and short-term investments (together, “Short-term Investments”).

The Fund offers three separate classes of shares of beneficial interest (“Shares”) designated as Class A Shares, Class D Shares and Class I Shares. Each class of Shares have differing characteristics, particularly in terms of the sales charges that Shareholders in that class may bear, and the distribution and service fees that each class may be charged. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

The Fund is deemed to be an individual reporting segment, and the investment objective and investment strategies of the Fund, as detailed in its Prospectus, is used by the Adviser to make investment decisions in its capacity as the chief operating decision maker (“CODM”). The Fund’s portfolio composition, total returns, expense ratios and changes in net assets used by the CODM for the day-to-day management of the Fund is consistent with the information presented within these Consolidated Financial Statements. The Fund is party to the agreements as disclosed in Note 5 of the Consolidated Financial Statements and there are no resources allocated to the Fund based on performance measurements.

Risk Factors [Table Text Block]	Risk Factors

a. Investment Risk

An investment in the Fund involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all of its available capital in Direct Investments and Investment Funds, which are expected to be valued at fair value. Typically, Direct Investments and Investment Funds are illiquid securities that are not traded in public markets and are subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of Direct Investments and Investment Funds in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private securities. Investments in private securities are illiquid and can be subject to various restrictions on resale, and there is no assurance that the Fund will be able to realize the value of such investments in a timely manner. Except where a market exists for the securities in which the Fund is directly or indirectly invested, the valuations of the Fund’s investments are estimated. Certain factors that may be considered by the Adviser in determining fair value of the Direct Investments and Investment Funds include financial comparisons to a selection of comparable companies that are publicly traded, discounted cash flows, market conditions within the sectors that they do business, and other relevant factors. Such valuations are inherently uncertain and often reflect the most recent information received by the Adviser about the Direct Investments and Fund Investments, which may be on a lagged or estimated basis. As a consequence, those valuations may differ from the valuations that would have been used had a ready market for the securities existed, and the differences could be material. The Fund’s fair value determinations could therefore cause the Fund’s net asset value as of a valuation date to differ materially from what it would have been had such information been fully incorporated and may result in investors who purchased shares receiving more or less shares and investors who tender their shares receiving more or less cash proceeds than they otherwise would have received.

b. Liquidity Risk

Investments in Shares provide limited liquidity. It is currently intended that Shareholders will be able to redeem Shares only through quarterly offers by the Fund to purchase a limited number of Shares. Those offers are at the discretion of the Board on the recommendation of the Adviser. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

c. Economic Risk

The Fund, either directly or indirectly, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risk due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of the Fund or client portfolio), the application of complex U.S. and non-U.S. tax rules to cross-border investments, possible imposition of non-U.S. taxes on investors with respect to the income, and possible non-U.S. tax return filing requirements. The foregoing factors may increase transaction costs and adversely affect the value of the Fund’s Private Assets.

Furthermore, there have been ongoing negotiations which may result in significant changes to trade policies and treaties between the United States and other countries, and may involve tariffs being enforced by the United States on goods imported from other countries. The outcome of these negotiations, while currently uncertain, may have a negative impact on global economic conditions and may impact trade between other countries and the United States. These factors could restrict access to customers or suppliers which may result in a negative impact to the business, financial condition, and results of operations of an underlying fund or portfolio company, which in turn, would negatively impact the Fund.

Additional risks of non-U.S. investments include but are not limited to: (a) economic dislocations in the host country; (b) less publicly available information; (c) less well-developed regulatory institutions; and (d) greater difficulty of enforcing legal rights in a non-U.S. jurisdiction. Moreover, non-U.S. investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those that apply to U.S. investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Fund.

d. Financial Institution Risk

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or an underlying fund or portfolio company’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund or an underlying fund or portfolio company holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund or an underlying fund or portfolio company may not recover such excess, uninsured amounts.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Fund’s underlying investments have a commercial relationship could adversely affect, among other things, the Fund and/or the Fund’s underlying investments’ ability to pursue key strategic initiatives, including by affecting the Fund’s or an underlying fund’s or portfolio company’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of an underlying fund, or a portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, the underlying fund and/or its portfolio companies may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

e. Derivatives and Hedging Risk

The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the Investment Company Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Shareholders.

f. Currency Risk

The Fund’s portfolio will include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Private Assets are denominated against the U.S. Dollar may result in a decrease the Fund’s net asset value. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 7 – Share Transactions

Shares will generally be offered for purchase as of the first day of each calendar month, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion.

The Board, from time to time and in its sole discretion, may determine to cause the Fund to offer to repurchase Shares from Shareholders, including the Adviser and its affiliates, pursuant to written tenders by Shareholders. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets each quarter, on or about each February 28, May 31, August 31, and November 30. The Fund will make repurchase offers, if any, to all holders of Shares. The Fund is entitled to charge an early repurchase fee of 2% with respect to any repurchase of Shares from a Shareholder if the interval between the date of purchase of the Shares and the valuation date with respect to the repurchase of those shares is less than one year.

Class A Shares will be subject to a sales charge of up to 3.50% while Class D and Class I Shares will not be subject to any initial sales charge. The Class A sales charge is assessed outside of the Fund by the Distributor and paid directly by Shareholders. For some investors, the sales charge may be waived or reduced.

Transactions in Shares were as follows:

	For the Year Ended March 31, 2025		For the Year Ended March 31, 2024
	Shares	Amounts	Shares	Amounts
Class A Shares
Reinvestment of distributions	—*	$1	—*	$1
Net increase (decrease)	—*	$1	—*	$1
Class D Shares
Proceeds from shares issued	43,887	$485,000	20,452	$225,000
Reinvestment of distributions	672	7,609	109	1,178
Exchange of shares	(41,748)	(488,092)	(11,245)	(125,000)
Net increase (decrease)	2,811	$4,517	9,316	$101,178
Class I Shares
Proceeds from shares issued	7,341,288	$83,395,498	2,348,104	$25,639,652
Reinvestment of distributions	3,233,931	36,716,436	2,555,071	27,636,156
Exchange of shares	41,671	488,092	11,243	125,000
Repurchase of shares	(6,201,281)	(71,073,583)	(3,254,326)	(36,713,664)
Net increase (decrease)	4,415,609	$49,526,443	1,660,092	$16,687,144

*  Amount represents less than 0.05 shares.

Long Term Debt [Table Text Block]

Note 14 – Line of Credit

On October 1, 2022, the Fund secured a committed multicurrency revolving line of credit (the “Facility”) with Barclays Bank PLC. The Fund anticipates that this Facility will be used primarily for working capital requirements and for financing investments and funding associated costs and expenses. Borrowings in U.S. Dollars under this Facility will be charged a rate of interest per annum that is the aggregate of the applicable margin of 2.85% and 3-month Term secured overnight financing rate (“SOFR”), or Daily Simple Risk-Free Reference Rate (“RFR”) for loans denominated in Great British Pounds or in Swiss Francs, or Euro Interbank Offered Rate (“EURIBOR”) for loans denominated in Euros.

A summary of the key terms of the Facility as of March 31, 2025 are as follows:

Maximum Principal Amount Available	$150,000,000
Maturity Date	October 1, 2027
Commitment fee on undrawn principal amount	0.75% per annum
Annual upfront fee	0.20% per annum

In addition, the Fund pays a minimum usage fee of 2.10% which is applied to the minimum usage amount less any utilization.

For the year ended March 31, 2025, loan issuance costs and upfront fees of $335,030 are disclosed as an asset amortized over the life of the facility on the Consolidated Statement of Assets and Liabilities and expensed monthly on the Consolidated Statement of Operations as Line of Credit Fees and Expenses.

The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the 365 days the Fund had outstanding borrowings were 8.01%, $33,836,634, $61,551,018, and $2,690,468, respectively. As of March 31, 2025 the Fund had $58,551,018 of outstanding borrowings.

Long Term Debt, Title [Text Block]		Line of Credit
Long Term Debt, Principal		$ 150,000,000
Outstanding Securities [Table Text Block]
Assets
Investments, at fair value (cost $760,675,396)	$800,104,996
Cash equivalents held in escrow for subscriptions received in advance	8,722,905
Foreign currency, at fair value (cost $576,029)	565,929
Distributions receivable from investments	557,113
Deferred loan issuance costs	335,030
Interest receivable	12,054
Prepaid expenses and other assets	230,607
Total Assets	810,528,634

Liabilities
Line of credit payable	58,551,018
Payable for shares repurchased	20,007,269
Subscriptions received in advance	8,715,636
Payable for investments not yet funded	5,870,668
Unrealized depreciation on forward foreign currency exchange contracts	4,357,196
Line of credit interest payable	1,163,531
Current tax payable	459,877
Audit and tax fees payable	373,445
Accounting and administration fees payable	166,944
Investment management fee payable	163,972
Deferred tax liability	161,219
Legal fees payable	160,835
Administrative services payable	115,610
Due to Adviser	41,913
Transfer agent fees payable	15,977
Custody fees payable	15,656
Distribution and servicing fees payable (Class D)	966
Other accrued expenses	10,662
Total Liabilities	100,352,394

Commitments and contingencies (see Note 3)

Net Assets	$710,176,240

Composition of Net Assets:
Paid-in capital	$516,760,120
Total distributable earnings	193,416,120
Net Assets	$710,176,240

Net Assets Attributable to:
Class A Shares	$13
Class D Shares	137,919
Class I Shares	710,038,308
$710,176,240
Shares of Beneficial Interests (unlimited number of shares authorized)
Class A Shares	1
Class D Shares	12,128
Class I Shares	62,232,424
62,244,553
Net Asset Value per Share:
Class A Shares[1]	$11.41
Class D Shares	$11.37
Class I Shares	$11.41

[1] Class A shareholders may be charged a sales load up to a maximum of 3.50% on the amount they invest. See Note 7 for more details.

Outstanding Security, Authorized [Shares]		62,244,553
Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

a. Investment Risk

An investment in the Fund involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all of its available capital in Direct Investments and Investment Funds, which are expected to be valued at fair value. Typically, Direct Investments and Investment Funds are illiquid securities that are not traded in public markets and are subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of Direct Investments and Investment Funds in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private securities. Investments in private securities are illiquid and can be subject to various restrictions on resale, and there is no assurance that the Fund will be able to realize the value of such investments in a timely manner. Except where a market exists for the securities in which the Fund is directly or indirectly invested, the valuations of the Fund’s investments are estimated. Certain factors that may be considered by the Adviser in determining fair value of the Direct Investments and Investment Funds include financial comparisons to a selection of comparable companies that are publicly traded, discounted cash flows, market conditions within the sectors that they do business, and other relevant factors. Such valuations are inherently uncertain and often reflect the most recent information received by the Adviser about the Direct Investments and Fund Investments, which may be on a lagged or estimated basis. As a consequence, those valuations may differ from the valuations that would have been used had a ready market for the securities existed, and the differences could be material. The Fund’s fair value determinations could therefore cause the Fund’s net asset value as of a valuation date to differ materially from what it would have been had such information been fully incorporated and may result in investors who purchased shares receiving more or less shares and investors who tender their shares receiving more or less cash proceeds than they otherwise would have received.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

b. Liquidity Risk

Investments in Shares provide limited liquidity. It is currently intended that Shareholders will be able to redeem Shares only through quarterly offers by the Fund to purchase a limited number of Shares. Those offers are at the discretion of the Board on the recommendation of the Adviser. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

Economic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

c. Economic Risk

The Fund, either directly or indirectly, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risk due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of the Fund or client portfolio), the application of complex U.S. and non-U.S. tax rules to cross-border investments, possible imposition of non-U.S. taxes on investors with respect to the income, and possible non-U.S. tax return filing requirements. The foregoing factors may increase transaction costs and adversely affect the value of the Fund’s Private Assets.

Furthermore, there have been ongoing negotiations which may result in significant changes to trade policies and treaties between the United States and other countries, and may involve tariffs being enforced by the United States on goods imported from other countries. The outcome of these negotiations, while currently uncertain, may have a negative impact on global economic conditions and may impact trade between other countries and the United States. These factors could restrict access to customers or suppliers which may result in a negative impact to the business, financial condition, and results of operations of an underlying fund or portfolio company, which in turn, would negatively impact the Fund.

Additional risks of non-U.S. investments include but are not limited to: (a) economic dislocations in the host country; (b) less publicly available information; (c) less well-developed regulatory institutions; and (d) greater difficulty of enforcing legal rights in a non-U.S. jurisdiction. Moreover, non-U.S. investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those that apply to U.S. investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Fund.

Financial Institution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

d. Financial Institution Risk

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or an underlying fund or portfolio company’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund or an underlying fund or portfolio company holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund or an underlying fund or portfolio company may not recover such excess, uninsured amounts.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Fund’s underlying investments have a commercial relationship could adversely affect, among other things, the Fund and/or the Fund’s underlying investments’ ability to pursue key strategic initiatives, including by affecting the Fund’s or an underlying fund’s or portfolio company’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of an underlying fund, or a portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, the underlying fund and/or its portfolio companies may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

Derivatives and Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

e. Derivatives and Hedging Risk

The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the Investment Company Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Shareholders.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

f. Currency Risk

The Fund’s portfolio will include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Private Assets are denominated against the U.S. Dollar may result in a decrease the Fund’s net asset value. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Class A Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]	$ 58,551	$ 37,301	$ 37,200
Senior Securities Coverage per Unit	[1],[2]	$ 13,129	$ 18,296	$ 17,014
Senior Securities, Note [Text Block]
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Period November 1, 2022* through March 31, 2023
Per Share Operating Performance[1]:
Net Asset Value per share, beginning of period/year	$11.15	$10.61	$10.09
Activity from investment operations:
Net investment income/(loss)	(0.15)	(0.14)	0.01
Net realized and unrealized gain/(loss) on investments	1.03	1.19	0.51
Total from investment operations	0.88	1.05	0.52

Distributions to shareholders
Net investment income	—	(0.09)	—
Net realized gains	(0.66)	(0.42)	—
Total distributions to shareholders	(0.66)	(0.51)	—

Net Asset Value per share, end of period/year	$11.37[8]	$11.15[8]	$10.61[8]

Net Assets, end of period/year	$137,919	$103,890	$11

Ratios to average net assets[2]:
Net investment income/(loss)[3]	(1.33)%	(3.06)%	(1.38)%

Gross expenses before waivers[4]	3.90%	4.17%	3.23%
Waivers of Investment management fees and Incentive fees[5]	(2.04)%	(1.82)%	(1.71)%
Net expenses[5,6]	1.86%	2.35%	1.52%

Total Return[7]	7.96%[8]	10.01%[8]	5.19%[8]

Portfolio turnover rate	1%	2%	0%[10]

Senior Securities
Total borrowings (000s)	$58,551	$37,301	$37,200
Asset coverage per $1,000 unit of senior indebtedness[9]	$13,129	$18,296	$17,014

*    Commencement of offering of Class D shares.

[1] Per share data is computed using the average shares method.

[2] Net investment loss and net expenses have been annualized for any periods less than one year, except for any non-recurring expenses which are not annualized. Expenses do not include expenses from Private Assets in which the Fund invests.

[3] Recognition of net investment income by the Fund is affected by the timing of the declaration of distributions by the Private Assets in which the Fund invests. Ratios do not include net investment income/(loss) of the Private Assets in which the Fund invests.

4    If Incentive Fees had been excluded, the expense ratios would have decreased by 0.75%, 0.98% and 0.51% for years ended March 31, 2025 and 2024, and the period from November 1, 2022 through March 31, 2023, respectively.

[5] Includes an annualized voluntary waiver of Investment Management fees by the Adviser of 0.13%, 0.84% and 1.20% for the years ended March 31, 2025 and 2024, and the period from November 1, 2022 through March 31, 2023, respectively.

6    If interest expenses had been excluded, the expense ratios would have decreased by 0.60%, 0.72% and 0.62% for the years ended March 31, 2025 and 2024, and the period from November 1, 2022 through March 31, 2023, respectively.

[7] Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown are not annualized for periods less than a year and exclude the effect of applicable sales charges.

[8] Includes adjustments in accordance with US GAAP and accordingly, the returns and per unit net asset value for financial reporting may differ from the returns and per unit net asset value used for shareholder transactions.

[9] Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

[10] Not annualized.

Senior Securities Averaging Method, Note [Text Block]		Per share data is computed using the average shares method.
General Description of Registrant [Abstract]
NAV Per Share	[3]	$ 11.41
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		1
Class D Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]	$ 58,551	$ 37,301	$ 37,200
Senior Securities Coverage per Unit	[1],[2]	$ 13,129	$ 18,296	$ 17,014
Senior Securities, Note [Text Block]

Net Asset Value per share, beginning of period/year

$

11.15

$

10.61

$

10.09

Activity from investment operations:

Net investment income/(loss)

(0.15

)

(0.14

)

0.01

Net realized and unrealized gain/(loss) on investments

1.03

1.19

0.51

Total from investment operations

0.88

1.05

0.52

Distributions to shareholders

Net investment income

—

(0.09

)

—

Net realized gains

(0.66

)

(0.42

)

—

Total distributions to shareholders

(0.66

)

(0.51

)

—

Net Asset Value per share, end of period/year

$

11.37[8]

$

11.15[8]

$

10.61[8]

Net Assets, end of period/year

$

137,919

$

103,890

$

11

Ratios to average net assets[2]:

Net investment income/(loss)[3]

(1.33

)%

(3.06

)%

(1.38

)%

Gross expenses before waivers[4]

3.90

%

4.17

%

3.23

%

Waivers of Investment management fees and Incentive fees[5]

(2.04

)%

(1.82

)%

(1.71

)%

Net expenses[5,6]

1.86

%

2.35

%

1.52

%

Total Return[7]

7.96

%[8]

10.01

%[8]

5.19

%[8]

Portfolio turnover rate

1

%

2

%

0

%[10]

Senior Securities

Total borrowings (000s)

$

58,551

$

37,301

$

37,200

Asset coverage per $1,000 unit of senior indebtedness[9]

$

13,129

$

18,296

$

17,014

*    Commencement of offering of Class D shares.

[1] Per share data is computed using the average shares method.

[2] Net investment loss and net expenses have been annualized for any periods less than one year, except for any non-recurring expenses which are not annualized. Expenses do not include expenses from Private Assets in which the Fund invests.

[3] Recognition of net investment income by the Fund is affected by the timing of the declaration of distributions by the Private Assets in which the Fund invests. Ratios do not include net investment income/(loss) of the Private Assets in which the Fund invests.

4    If Incentive Fees had been excluded, the expense ratios would have decreased by 0.75%, 0.98% and 0.51% for years ended March 31, 2025 and 2024, and the period from November 1, 2022 through March 31, 2023, respectively.

[5] Includes an annualized voluntary waiver of Investment Management fees by the Adviser of 0.13%, 0.84% and 1.20% for the years ended March 31, 2025 and 2024, and the period from November 1, 2022 through March 31, 2023, respectively.

6    If interest expenses had been excluded, the expense ratios would have decreased by 0.60%, 0.72% and 0.62% for the years ended March 31, 2025 and 2024, and the period from November 1, 2022 through March 31, 2023, respectively.

[7] Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown are not annualized for periods less than a year and exclude the effect of applicable sales charges.

[8] Includes adjustments in accordance with US GAAP and accordingly, the returns and per unit net asset value for financial reporting may differ from the returns and per unit net asset value used for shareholder transactions.

[9] Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

[10] Not annualized.

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Period October 1, 2022* through March 31, 2023
Per Share Operating Performance[1]:
Net Asset Value per share, beginning of period/year	$11.16	$10.61	$10.00
Activity from investment operations:
Net investment income/(loss)	(0.12)	(0.11)	(0.02)
Net realized and unrealized gain/(loss) on investments	1.03	1.18	0.63
Total from investment operations	0.91	1.07	0.61

Distributions to shareholders
Net investment income	—	(0.10)	—
Net realized gains	(0.66)	(0.42)	—
Total distributions to shareholders	(0.66)	(0.52)	—

Net Asset Value per share, end of period/year	$11.41[8]	$11.16[8]	$10.61[8]

Net Assets, end of period/year	$710,038,308	$645,072,698	$595,739,269

Ratios to average net assets[2]:
Net investment income/(loss)[3]	(1.07)%	(2.79)%	(2.10)%

Gross expenses before waivers[4]	3.64%	3.90%	3.64%
Waivers of Investment management fees and Incentive fees[5]	(2.04)%	(1.82)%	(1.88)%
Net expenses[5,6]	1.60%	2.08%	1.76%

Total Return[7]	8.22%[8]	10.24%[8]	6.10%[8]

Portfolio turnover rate	1%	2%	0%[10]

Senior Securities
Total borrowings (000s)	$58,551	$37,301	$37,200
Asset coverage per $1,000 unit of senior indebtedness[9]	$13,129	$18,296	$17,014

*    The Fund commenced operations on October 1, 2022 following reorganization of U/C Seed Partnership Fund, L.P. which was effective as of close of business on September 30, 2022, see Note 1 in the accompanying notes to Consolidated Financial Statements.

[1] Per share data is computed using the average shares method.

[2] Net investment loss and net expenses have been annualized for any periods less than one year, except for any non-recurring expenses which are not annualized. Expenses do not include expenses from Private Assets in which the Fund invests.

[3] Recognition of net investment income by the Fund is affected by the timing of the declaration of distributions by the Private Assets in which the Fund invests. Ratios do not include net investment income/(loss) of the Private Assets in which the Fund invests.

4    If Incentive Fees had been excluded, the expense ratios would have decreased by 0.75%, 0.98% and 0.51% for years ended March 31, 2025 and 2024, and the period from October 1, 2022 through March 31, 2023, respectively.

[5] Includes an annualized voluntary waiver of Investment Management fees by the Adviser of 0.13%, 0.84% and 1.28% for the years ended March 31, 2025 and 2024, and the period from October 1, 2022 through March 31, 2023, respectively.

6    If interest expenses had been excluded, the expense ratios would have decreased by 0.60%, 0.72% and 0.62% for the years ended March 31, 2025 and 2024, and the period from October 1, 2022 through March 31, 2023, respectively.

[7] Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown are not annualized for periods less than a year and exclude the effect of applicable sales charges.

[8] Includes adjustments in accordance with US GAAP and accordingly, the returns and per unit net asset value for financial reporting may differ from the returns and per unit net asset value used for shareholder transactions.

Senior Securities Averaging Method, Note [Text Block]		Per share data is computed using the average shares method.
General Description of Registrant [Abstract]
NAV Per Share		$ 11.37
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		12,128
Class I Shares [Member]
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Period October 1, 2022* through March 31, 2023
Per Share Operating Performance[1]:
Net Asset Value per share, beginning of period/year	$11.16	$10.61	$10.00
Activity from investment operations:
Net investment income/(loss)	(0.12)	(0.11)	(0.02)
Net realized and unrealized gain/(loss) on investments	1.03	1.18	0.63
Total from investment operations	0.91	1.07	0.61

Distributions to shareholders
Net investment income	—	(0.10)	—
Net realized gains	(0.66)	(0.42)	—
Total distributions to shareholders	(0.66)	(0.52)	—

Net Asset Value per share, end of period/year	$11.41[8]	$11.16[8]	$10.61[8]

Net Assets, end of period/year	$710,038,308	$645,072,698	$595,739,269

Ratios to average net assets[2]:
Net investment income/(loss)[3]	(1.07)%	(2.79)%	(2.10)%

Gross expenses before waivers[4]	3.64%	3.90%	3.64%
Waivers of Investment management fees and Incentive fees[5]	(2.04)%	(1.82)%	(1.88)%
Net expenses[5,6]	1.60%	2.08%	1.76%

Total Return[7]	8.22%[8]	10.24%[8]	6.10%[8]

Portfolio turnover rate	1%	2%	0%[10]

Senior Securities
Total borrowings (000s)	$58,551	$37,301	$37,200
Asset coverage per $1,000 unit of senior indebtedness[9]	$13,129	$18,296	$17,014

*    The Fund commenced operations on October 1, 2022 following reorganization of U/C Seed Partnership Fund, L.P. which was effective as of close of business on September 30, 2022, see Note 1 in the accompanying notes to Consolidated Financial Statements.

[1] Per share data is computed using the average shares method.

[2] Net investment loss and net expenses have been annualized for any periods less than one year, except for any non-recurring expenses which are not annualized. Expenses do not include expenses from Private Assets in which the Fund invests.

[3] Recognition of net investment income by the Fund is affected by the timing of the declaration of distributions by the Private Assets in which the Fund invests. Ratios do not include net investment income/(loss) of the Private Assets in which the Fund invests.

4    If Incentive Fees had been excluded, the expense ratios would have decreased by 0.75%, 0.98% and 0.51% for years ended March 31, 2025 and 2024, and the period from October 1, 2022 through March 31, 2023, respectively.

[5] Includes an annualized voluntary waiver of Investment Management fees by the Adviser of 0.13%, 0.84% and 1.28% for the years ended March 31, 2025 and 2024, and the period from October 1, 2022 through March 31, 2023, respectively.

6    If interest expenses had been excluded, the expense ratios would have decreased by 0.60%, 0.72% and 0.62% for the years ended March 31, 2025 and 2024, and the period from October 1, 2022 through March 31, 2023, respectively.

[7] Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown are not annualized for periods less than a year and exclude the effect of applicable sales charges.

[8] Includes adjustments in accordance with US GAAP and accordingly, the returns and per unit net asset value for financial reporting may differ from the returns and per unit net asset value used for shareholder transactions.

[9] Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

[10] Not annualized.

Senior Securities Averaging Method, Note [Text Block]		Per share data is computed using the average shares method.
General Description of Registrant [Abstract]
NAV Per Share		$ 11.41
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		62,232,424

[1]	Per share data is computed using the average shares method.
[2]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
[3]	Class A shareholders may be charged a sales load up to a maximum of 3.50% on the amount they invest. See Note 7 for more details.